PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

Reconciliation of Carrying Amounts (in thousands)

	Computer Equipment	Software	Furniture and Equipment	Total
Cost
Balance at December 31, 2021	205	-	69	274
Additions	321	969	27	1,317
Balance at December 31, 2022	526	969	96	1,591
Disposals	-	-	(86)	(86)
Additions	138	449	-	587
Balance at December 31, 2023	664	1,418	10	2,092
Accumulated Depreciation
Balance at December 31, 2021	39	-	65	104
Depreciation	79	57	1	137
Balance at December 31, 2022	118	57	66	241
Disposals	-	-	(65)	(65)
Depreciation	125	191	-	316
Balance at December 31, 2023	243	248	1	492

Carrying Amounts
Balance at December 31, 2022	408	912	30	1,350
Balance at December 31, 2023	421	1,170	9	1,600

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022